Loss per share - Calculation of Loss per Share (Details)	3 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Aug. 10, 2021
Earnings per share [line items]
Business combination, share exchange ratio			39.91
Net profit (loss) | $	$ 28,546,640	$ (6,845,323)
Weighted average number of ordinary shares, basic (in shares)	163,844,557	93,474,963
Stock options (in shares)	3,927,811	0
Restricted share units (in shares)	929,982	0
Effect of dilutive securities (in shares)	4,859,975	0
Weighted average number of ordinary shares, diluted (in shares)	168,704,532	93,474,963
Basic loss per share (in dollars per share) | $ / shares	$ 0.17	$ (0.07)
Diluted loss per share (in dollars per share) | $ / shares	$ 0.17	$ (0.07)
Anti-dilutive shares (in shares)	9,273,764	5,786,950
Convertible debt
Earnings per share [line items]
Convertible debt (in shares)	0	0
Anti-dilutive shares (in shares)	7,627,816	0
Warrants
Earnings per share [line items]
Convertible debt (in shares)	2,182	0